Offerings	Aug. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable in respect of assumed Vayu Robotics, Inc. stock options
Amount Registered | shares	175,112
Proposed Maximum Offering Price per Unit	9.21
Maximum Aggregate Offering Price	$ 1,612,781.52
Fee Rate	0.01531%
Amount of Registration Fee	$ 246.92
Offering Note	This Registration Statement (the “Registration Statement”) registers the issuance of the common stock of Serve Robotics Inc. (the “Registrant”), par value $0.0001 (the “Common Stock”) issuable pursuant to equity awards assumed by the Registrant as a result of the consummation on August 15, 2025, of the transaction contemplated by the Agreement and Plan of Merger, dated as of August 14, 2025, among the Registrant, Valencia Merger Sub I Inc., Valencia Merger Sub II LLC, Vayu Robotics, Inc., Khosla Ventures Seed D, LP, Khosla Ventures Seed E, LP, and Khosla Ventures VI, LP.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued as a result of stock splits, stock dividends or similar transactions.

Represents (i) the number of options to purchase shares of Vayu Robotics, Inc. common stock (“Options”) outstanding immediately prior to the merger pursuant to the Vayu Robotics, Inc. 2022 Equity Incentive Plan as of August 15, 2025, multiplied by an exchange ratio to reflect the number of shares of Common Stock for which such Options are exchangeable pursuant to the Merger Agreement plus (ii) the number of shares (the “Residual Shares”) that remain available for issuance pursuant to the Vayu Robotics, Inc. 2022 Equity Incentive Plan as of August 15, 2025, multiplied by an exchange ratio to reflect the number of shares of Common Stock for which such Residual Shares are exchangeable pursuant to the Merger Agreement.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and (h) of the Securities Act, on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported on Nasdaq on August 21, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, issuable in respect of assumed Vayu Robotics, Inc. restricted stock units
Amount Registered | shares	1,373,971
Proposed Maximum Offering Price per Unit	9.21
Maximum Aggregate Offering Price	$ 12,654,272.91
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,937.37
Offering Note	This Registration Statement registers the issuance of the Common Stock of the Registrant issuable pursuant to equity awards assumed by the Registrant as a result of the consummation on August 15, 2025, of the transaction contemplated by the Agreement and Plan of Merger, dated as of August 14, 2025, among the Registrant, Valencia Merger Sub I Inc., Valencia Merger Sub II LLC, Vayu Robotics, Inc., Khosla Ventures Seed D, LP, Khosla Ventures Seed E, LP, and Khosla Ventures VI, LP.

Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued as a result of stock splits, stock dividends or similar transactions.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and (f) of the Securities Act, on the basis of the average of the high and low prices of the Registrant’s Common Stock as reported on Nasdaq on August 21, 2025.